Eaton Vance
National Municipal Opportunities Trust
December 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,628,567
Total Corporate Bonds (identified cost $2,430,000)		$ 2,628,567

Tax-Exempt Municipal Obligations — 107.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Texas Water Development Board, 4.80%, 10/15/52	$1,500	$ 1,515,769
		$ 1,515,769
Education — 5.8%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$185	$ 149,563
Boyle County, KY, (Centre College):
4.50%, 6/1/53	880	806,509
5.25%, 6/1/43	2,000	2,074,678
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(1)	880	922,624
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	209,822
5.375%, 6/15/48(1)	395	364,117
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	371,205
Idaho Housing and Finance Association, (Alturas Preparatory Academy), 4.125%, 5/1/44	1,000	933,777
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	750	766,775
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	857,785
Pennsylvania University, 5.25%, 9/1/50(2)	3,000	3,226,830
Public Finance Authority, WI, (Cornerstone Charter Academy):
5.00%, 2/1/54	900	861,164
5.00%, 2/1/64	1,835	1,717,748
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	407,973
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	193,704
5.00%, 4/1/40(1)	620	623,265
5.00%, 4/1/50(1)	830	769,344
Security	Principal Amount (000's omitted)	Value
Education (continued)
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	$1,000	$ 1,001,282
		$ 16,258,165
Electric Utilities — 2.1%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	$4,250	$ 4,000,973
Omaha Public Power District, NE, 5.00%, 2/1/47	2,000	2,070,390
		$ 6,071,363
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$10	$ 10,915
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,348
		$ 16,263
General Obligations — 12.6%
Alvin Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(2)	$2,750	$ 2,937,660
5.25%, 2/15/53(2)	2,750	2,928,832
Chicago Board of Education, IL:
5.00%, 12/1/42	6,410	6,205,411
6.00%, 12/1/49	1,750	1,771,717
Chicago, IL, 6.00%, 1/1/45	2,000	2,104,080
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	360,638
Massachusetts, 5.00%, 4/1/55(2)	2,500	2,599,900
Mesquite Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/49	170	178,557
5.00%, 8/15/49(2)	4,000	4,201,320
Northside Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(2)	4,500	4,771,755
Puerto Rico:
0.00%, 7/1/33	2,000	1,449,631
4.00%, 7/1/35	2,127	2,091,971
Spring Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/55(2)	3,600	3,838,608
Township of Freehold, NJ, 1.00%, 10/15/29	145	132,992
		$ 35,573,072

Eaton Vance
National Municipal Opportunities Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 5.0%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$2,330	$ 2,330,151
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	2,000	2,015,192
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	983,958
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	935	889,058
Illinois Finance Authority, (Ascension), 4.00%, 2/15/36	505	506,309
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	995	893,156
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,725	2,713,338
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,330	1,325,836
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	444,357
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,010	1,864,067
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	225	226,405
		$ 14,191,827
Housing — 7.0%
Dallas Housing Finance Corp., TX, (Hiline Illinois), (FNMA), 5.00%, 3/1/44	$2,850	$ 2,986,759
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	1,465	1,466,079
Michigan Housing Development Authority, Social Bonds, 5.00%, 12/1/55	1,115	1,119,580
New Hampshire Business Finance Authority, Social Certificates, 4.75% to 6/1/35 (Put Date), 6/20/41	2,497	2,573,968
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.45%, 4/1/51	3,500	3,648,321
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/45	700	701,979
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.65%, 10/1/53	1,675	1,657,689
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,555	1,609,189
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	$3,332	$ 3,155,364
Washington State Housing Finance Commission, (Radford Court and Nordheim Court), 5.00%, 7/1/54	1,000	948,175
		$ 19,867,103
Industrial Development Revenue — 5.5%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,577,018
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	1,000	896,783
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,000	1,870,063
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,227,546
(AMT), 4.875%, 11/1/42(1)	1,555	1,390,195
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	539,459
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,995,573
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	2,760	2,799,356
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	1,000	974,012
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	146,391
		$ 15,416,396
Insured - Education — 0.7%
Eastern Michigan University, (BAM), 5.25%, 3/1/55	$1,975	$ 2,057,154
		$ 2,057,154
Insured - Electric Utilities — 1.0%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AG), 5.00%, 7/1/64	$1,875	$ 1,896,304
Los Angeles Department of Water and Power, CA, (BAM), 5.00%, 7/1/55	935	966,700
		$ 2,863,004
Insured - Hospital — 1.9%
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AG), 5.00%, 4/1/53	$1,500	$ 1,537,522
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	980	904,088

Eaton Vance
National Municipal Opportunities Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	$2,000	$ 2,140,600
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/51	800	815,704
		$ 5,397,914
Insured - Housing — 0.4%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.25%, 7/1/64	$1,000	$ 1,025,091
		$ 1,025,091
Insured - Lease Revenue/Certificates of Participation — 0.5%
Hinds County, MS, Lease Purchase, (BAM), 4.625%, 9/1/54(1)	$1,665	$ 1,540,143
		$ 1,540,143
Insured - Other Revenue — 0.1%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AG), 3.00%, 1/1/46	$280	$ 213,897
		$ 213,897
Insured - Special Tax Revenue — 4.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AG), 6.875%, 10/1/34	$4,000	$ 4,567,182
(AG), 7.00%, 10/1/39	6,000	6,798,516
Tolomato Community Development District, FL:
(AG), 3.75%, 5/1/39	720	723,410
(AG), 3.75%, 5/1/40	855	855,532
		$ 12,944,640
Insured - Transportation — 8.0%
Metropolitan Transportation Authority, NY:
Green Bonds, (AG), 4.00%, 11/15/48	$6,225	$ 5,599,802
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,361,954
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	2,615	2,653,053
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	4,000	2,926,142
(AG), 0.00%, 1/1/36	13,000	9,073,483
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.00%, 12/31/57	$865	$ 854,539
		$ 22,468,973
Lease Revenue/Certificates of Participation — 7.8%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 325,108
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	2,610	2,701,145
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	2,000	2,042,801
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	320	328,464
5.00%, 6/15/44	4,205	4,333,093
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	12,234,644
		$ 21,965,255
Other Revenue — 2.3%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,195	$ 2,590,298
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	397,603
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	468,365
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	613,146
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,000	1,069,037
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,351,892
		$ 6,490,341
Senior Living/Life Care — 14.7%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,406,860
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	665	645,481
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	120,761
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	794,850
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 5.125%, 12/1/55	2,000	1,975,230
Indiana Finance Authority, (Marquette), 5.25%, 3/1/50	4,000	4,011,616
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,429,712

Eaton Vance
National Municipal Opportunities Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.25%, 11/15/54	$960	$ 967,343
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	484,566
5.00%, 11/15/38(1)	310	319,548
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,587,238
Montgomery County Industrial Development Authority, PA, (ACTS Retirement Communities, Inc.), 5.25%, 11/15/53	1,500	1,513,002
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,475	1,136,767
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(1)	360	360,522
5.75%, 7/1/54(1)	780	777,640
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	45	45,248
5.00%, 7/1/34	55	55,150
5.00%, 7/1/49	2,000	1,786,535
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/55	640	640,422
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	3,000	2,740,572
North Carolina Medical Care Commission, (Twin Lakes Community), 5.25%, 1/1/55	1,955	1,956,843
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	499,979
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	765	1,110,146
11.50%, 7/1/27(1)	100	100,078
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	635,720
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.75%, 12/1/60	500	495,002
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	2,000	2,138,236
Stamford Housing Authority, CT, (Mozaic Concierge Living), 6.00%, 10/1/40	500	526,171
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,325	1,313,727
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	680,498
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,013,850
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	$1,335	$ 1,210,837
Washington Housing Finance Commission, (Horizon House), 6.25%, 1/1/61	3,860	3,829,168
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	282,680
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,027,059
		$ 41,619,057
Special Tax Revenue — 10.4%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$2,150	$ 2,151,589
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	1,640	1,691,282
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.125%, 5/1/46	1,000	1,000,202
6.00%, 5/1/56	2,000	2,066,616
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	140	117,397
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(1)	1,190	1,178,298
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 11/1/47	4,205	3,207,980
New York Dormitory Authority, Personal Income Tax Revenue, 5.50%, 3/15/53(2)	2,000	2,161,120
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,177,518
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	2,250	565,751
5.00%, 7/1/58	4,015	3,872,014
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/59(2)	4,000	4,182,680
		$ 29,372,447
Transportation — 16.8%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	$1,500	$ 1,548,090
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	4,000	4,143,400
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,551,576
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,200	1,951,287

Eaton Vance
National Municipal Opportunities Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	$890	$ 891,592
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	1,980	2,002,835
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.375%, 6/30/60	1,645	1,646,400
Green Bonds, (AMT), 6.00%, 6/30/54	770	796,264
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,105	2,105,084
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,059,814
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	3,500	3,614,509
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	5,990	6,029,136
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,027,055
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	3,985	3,893,108
Texas Transportation Commission, (State Highway 249 System), 0.00%, 8/1/38	850	486,787
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	8,800	8,980,400
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	955	940,340
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	2,865	2,762,876
(AMT), 5.00%, 12/31/52	1,000	959,035
		$ 47,389,588
Total Tax-Exempt Municipal Obligations (identified cost $294,466,794)		$304,257,462

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,049,462
		$ 1,049,462
General Obligations — 1.1%
Chicago, IL:
7.375%, 1/1/33	$1,534	$ 1,644,378
7.781%, 1/1/35	1,395	1,532,719
		$ 3,177,097
Housing — 0.4%
New York Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 3.67%, 11/1/46(3)	$1,150	$ 1,150,000
		$ 1,150,000
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,239,366
		$ 1,239,366
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AG), 3.508%, 7/1/41	$1,500	$ 1,204,594
		$ 1,204,594
Insured - Transportation — 0.5%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/45	$4,500	$ 1,349,288
		$ 1,349,288
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$140	$ 142,349
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	100	101,597
		$ 243,946
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$735	$ 716,843

Eaton Vance
National Municipal Opportunities Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	$1,500	$ 1,525,085
		$ 2,241,928
Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,278,306
		$ 1,278,306
Total Taxable Municipal Obligations (identified cost $13,460,232)		$ 12,933,987
Total Investments — 113.2% (identified cost $310,357,026)		$319,820,016
Other Assets, Less Liabilities — (13.2)%		$(37,213,597)
Net Assets — 100.0%		$282,606,419
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $33,471,674 or 11.8% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
At December 31, 2025, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.5%
Others, representing less than 10% individually	82.7%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 16.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 13.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Opportunities Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,628,567	$ —	$ 2,628,567
Tax-Exempt Municipal Obligations	—	304,257,462	—	304,257,462
Taxable Municipal Obligations	—	12,933,987	—	12,933,987
Total Investments	$ —	$319,820,016	$ —	$319,820,016
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.